Income Taxes	12 Months Ended
Feb. 28, 2023
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes

The Company shall file as a partnership for income tax purposes.

The income, gains, losses, deductions and expenses of the Company are allocated among the Members in accordance with the Members respective Memberships’ interest.